Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment [Table Text Block]
The following table presents nonregulated and regulated Property, plant, and equipment – net as presented on the Consolidated Balance Sheet for the years ended:

	Estimated Useful Life (1) (Years)	Depreciation Rates (1) (%)	December 31,
			2021	2020
			(Millions)
Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$18,203	$17,813
Construction in progress	Not applicable		331	289
Oil and gas properties	Units of production		572	98
Other	0 - 45		2,649	2,560
Regulated:
Natural gas transmission facilities		1.25 - 7.13	19,201	18,688
Construction in progress	Not applicable	Not applicable	475	382
Other	5 - 45	0.00 - 33.33	2,753	2,659
Total property, plant, and equipment, at cost			44,184	42,489
Accumulated depreciation and amortization			(14,926)	(13,560)
Property, plant, and equipment — net			$29,258	$28,929
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(1)    Estimated useful life and depreciation rates are presented as of December 31, 2021. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.

Schedule of Change in Asset Retirement Obligation
The following table presents the significant changes to our ARO, of which $1.59 billion and $1.159 billion are included in Regulatory liabilities, deferred income, and other with the remaining current portion in Accrued liabilities at December 31, 2021 and 2020, respectively.

	December 31,
	2021	2020
	(Millions)
Balance at beginning of year	$1,222	$1,165
Liabilities incurred (1)	336	37
Liabilities settled	(25)	(19)
Accretion	73	65
Revisions (2)	59	(26)
Balance at end of year	$1,665	$1,222
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(1)Includes $307 million and $31 million of ARO in 2021 and 2020, respectively, related to acquired upstream properties.
(2)Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2021 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, increases in inflation rates, and new removal estimates. The 2020 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, decreases in inflation rates, and decreases in the discount rates used in the annual review process.